Note 3 - Related Party Transactions (Details Textual) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Sep. 16, 2016
Tiber Creek [Member] | Legal and Professional Fees, Non-refundable [Member]
Operating Expenses		$ 85,000
Related Party Transaction, Amounts of Transaction		70,000
Accounts Payable, Related Parties, Current		15,000
Tiber Creek [Member]
Common Stock, Retain, Upon the Change in Control of the Company			$ 500,000
Officer [Member]
Accounts Payable, Related Parties, Current	$ 0	102,172
Operating Expenses	$ 707	101,024
Accounts Payable, Related Parties, Current		$ 102,172